Transactions Between Entities Under Common Control (Details) - Subsequent Event Type [Domain] $ in Thousands		3 Months Ended								5 Months Ended	7 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Jul. 23, 2014 USD ($)	Dec. 31, 2014 USD ($) power_plant	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jun. 30, 2015 power_plant MW	Dec. 31, 2011 USD ($)
Business Acquisition [Line Items]
Number of power plants | power_plant															68
Solar energy generation system capacity (in megawatts) | MW															313.0
Number of plants in operation | power_plant												1
Statement of Financial Position [Abstract]
Cash and cash equivalents		$ 468,554				$ 1,044				$ 468,554		$ 468,554	$ 1,044	$ 3		$ 0
Accounts receivable		32,036				1,556				32,036		32,036	1,556
Due from SunEdison and affiliates, net		0				0				0		0	0
Prepaid expenses and other current assets		22,637				3,106				22,637		22,637	3,106
Property and equipment, net		2,637,139				429,981				2,637,139		2,637,139	429,981
Deferred financing costs, net		42,741				13,105				42,741		42,741	13,105
Total assets	[1]	3,669,350				590,288				3,669,350		3,669,350	590,288	158,955
Current portion of long-term debt		97,412				38,035				97,412		97,412	38,035
Accounts payable, accrued expenses and other current liabilities		83,612				9,862				83,612		83,612	9,862
Deferred revenue		24,264				428				24,264		24,264	428
Due to SunEdison and affiliates, net		186,435				68,744				186,435		186,435	68,744
Long-term debt and financing lease obligations, less current portion		1,599,277				403,615				1,599,277		1,599,277	403,615
Asset retirement obligations		78,175				13,005				78,175		78,175	13,005
Deferred revenue		52,214				5,376				52,214		52,214	5,376
Total liabilities		2,129,091				574,836				2,129,091		2,129,091	574,836
Accumulated deficit		(25,617)				0				(25,617)		(25,617)	0
Total liabilities and stockholders' equity		3,669,350				590,288				3,669,350		3,669,350	590,288
Statement of Cash Flows [Abstract]
Net (loss) income		(62,826)	$ (1,868)	$ (13,438)	$ (3,791)	(1,836)	$ 74	$ 341	$ (491)	(71,418)	$ (10,505)	(81,923)	(1,912)	(790)
Depreciation, accretion and amortization												41,280	5,731	5,034
Amortization of deferred financing costs and debt discounts												25,793	198	161
Deferred taxes												(4,773)	(253)	(1,270)
Other, net												(8,388)	13	214
Accounts receivable												(3,431)	(892)	106
VAT receivable, prepaid expenses and other current assets												22,921	(33,698)	(786)
Accounts payable, accrued interest, and other current liabilities												4,062	4,902	(613)
Due to SunEdison and affiliates												4,422	24,291	1,563
Deferred revenue												71,129	792	173
Net cash provided by (used in) operating activities												84,227	(2,426)	2,890
Cash paid to SunEdison and third parties for solar generation facility construction												(1,137,275)	(208,850)	(2,274)
Deposit for acquisition of Call Right Projects												0
Net cash used in investing activities												(1,814,618)	(267,728)	(410)
Borrowings of long-term debt												472,444	303,442	0
Principal payments on long-term debt												(339,570)	(4,641)	(2,291)
Due to Affiliate for Acquisition of Call Right Projects												210,967	0	0
Net cash provided by (used in) financing activities												2,198,331	271,195	(2,477)
Net increase in cash and cash equivalents												467,940	1,041	3
Effect of exchange rate changes on cash and cash equivalents												(430)	0	0
Cash and Cash Equivalents, at Carrying Value		468,554				1,044				468,554		468,554	1,044	3		$ 0
Income Statement [Abstract]
Operating revenues, net		42,820	53,566	22,378	8,392	5,677	5,401	4,663	2,975			127,156	18,716	16,992
Cost of operations												10,630	1,112	917
Cost of operations - affiliate												8,063	1,068	834
Depreciation, accretion and amortization												41,280	5,731	5,034
Interest expense, net		31,639	(22,906)	24,621	7,025	3,414	1,963	1,378	1,374			86,191	8,129	7,665
Net (loss) income		(62,826)	$ (1,868)	$ (13,438)	$ (3,791)	(1,836)	$ 74	$ 341	$ (491)	(71,418)	$ (10,505)	(81,923)	(1,912)	(790)
As Reported
Statement of Financial Position [Abstract]
Cash and cash equivalents		468,393								468,393		468,393
Accounts receivable		31,986				1,505				31,986		31,986	1,505
Due from SunEdison and affiliates, net		19,640								19,640		19,640
Prepaid expenses and other current assets		21,840				3,079				21,840		21,840	3,079
Property and equipment, net		2,327,803				407,356				2,327,803		2,327,803	407,356
Deferred financing costs, net		42,113				12,397				42,113		42,113	12,397
Current portion of long-term debt		80,133				36,682				80,133		80,133	36,682
Accounts payable, accrued expenses and other current liabilities		81,781				8,688				81,781		81,781	8,688
Deferred revenue		21,989								21,989		21,989
Due to SunEdison and affiliates, net		0				82,051				0		0	82,051
Long-term debt and financing lease obligations, less current portion		1,517,962				371,427				1,517,962		1,517,962	371,427
Asset retirement obligations		76,111				11,002				76,111		76,111	11,002
Deferred revenue		52,081								52,081		52,081
Accumulated deficit		(25,617)								(25,617)		(25,617)
Statement of Cash Flows [Abstract]
Net (loss) income												(80,425)	(282)
Depreciation, accretion and amortization												40,509	4,961	4,267
Amortization of deferred financing costs and debt discounts												25,713	119
Deferred taxes												(4,773)
Other, net												(8,394)
Accounts receivable												(3,432)
VAT receivable, prepaid expenses and other current assets												23,730	(33,701)
Accounts payable, accrued interest, and other current liabilities												3,371	4,774
Due to SunEdison and affiliates													18,865
Deferred revenue												68,722
Cash paid to SunEdison and third parties for solar generation facility construction												(816,682)	(205,361)
Deposit for acquisition of Call Right Projects												(34,000)
Borrowings of long-term debt												399,806	304,729
Principal payments on long-term debt												(341,336)
Due to Affiliate for Acquisition of Call Right Projects												0
Net increase in cash and cash equivalents												467,513
Effect of exchange rate changes on cash and cash equivalents												(164)
Cash and Cash Equivalents, at Carrying Value		468,393								468,393		468,393
Income Statement [Abstract]
Operating revenues, net												125,864	17,469	15,694
Cost of operations												10,544	1,024	837
Cost of operations - affiliate												7,903	911	680
Depreciation, accretion and amortization												40,509	4,961	4,267
Interest expense, net												84,418	6,267	5,702
Net (loss) income												(80,425)	(282)
Acquired Call Rights and Operating Projects
Statement of Financial Position [Abstract]
Cash and cash equivalents		161								161		161
Accounts receivable		50				51				50		50	51
Due from SunEdison and affiliates, net		(19,640)								(19,640)		(19,640)
Prepaid expenses and other current assets		797				27				797		797	27
Property and equipment, net		309,336				22,625				309,336		309,336	22,625
Deferred financing costs, net		628				708				628		628	708
Total assets		291,332				23,411				291,332		291,332	23,411
Current portion of long-term debt		17,279				1,353				17,279		17,279	1,353
Accounts payable, accrued expenses and other current liabilities		1,831				1,174				1,831		1,831	1,174
Deferred revenue		2,275								2,275		2,275
Due to SunEdison and affiliates, net		186,435				(13,307)				186,435		186,435	(13,307)
Long-term debt and financing lease obligations, less current portion		81,315				32,188				81,315		81,315	32,188
Asset retirement obligations		2,064				2,003				2,064		2,064	2,003
Deferred revenue		133								133		133
Total liabilities		$ 291,332				$ 23,411				$ 291,332		$ 291,332	23,411
Accumulated deficit
Total liabilities and stockholders' equity		$ 291,332								$ 291,332		$ 291,332
Statement of Cash Flows [Abstract]
Net (loss) income												(1,498)	(1,630)	(1,666)
Depreciation, accretion and amortization												771	770	767
Amortization of deferred financing costs and debt discounts												80	79
Deferred taxes												0
Other, net												6
Accounts receivable												1
VAT receivable, prepaid expenses and other current assets												(809)	3
Accounts payable, accrued interest, and other current liabilities												691	128
Due to SunEdison and affiliates													5,426
Deferred revenue												2,407
Net cash provided by (used in) operating activities												1,649	4,776
Cash paid to SunEdison and third parties for solar generation facility construction												(320,593)	(3,489)
Deposit for acquisition of Call Right Projects												34,000
Net cash used in investing activities												(286,593)
Borrowings of long-term debt												72,638	(1,287)
Principal payments on long-term debt												1,766
Due to Affiliate for Acquisition of Call Right Projects												210,967
Net cash provided by (used in) financing activities												285,371
Net increase in cash and cash equivalents												427	0
Effect of exchange rate changes on cash and cash equivalents												(266)
Cash and Cash Equivalents, at Carrying Value		$ 161								$ 161		161
Income Statement [Abstract]
Operating revenues, net												1,292	1,247	1,298
Cost of operations												86	88	80
Cost of operations - affiliate												160	157	154
Depreciation, accretion and amortization												771	770	767
Interest expense, net												1,773	1,862	1,963
Net (loss) income												$ (1,498)	$ (1,630)	$ (1,666)

[1]	Corporate assets include cash and cash equivalents; other current assets; deferred financing costs, net and other assets.